N-2 - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cover [Abstract]
Entity Central Index Key		0001703079
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		XAI Octagon Floating Rate & Alternative Income Trust
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Period Ended	Title of Security	Total Principal Amount Outstanding	Aggregate Liquidation Preference	Liquidation Preference Per Share	Asset Coverage(a)(b)
September 30, 2025	Borrowings	$202,000,000	$–	$–	3,204
—	Preferred Shares	67,400,000	–	–	761
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.95% Series II 2029 Convertible Preferred Shares		27,500,000	25.00
September 30, 2024	Borrowings	204,050,000	–	–	3,248
—	Preferred Shares	84,900,000	–	–	200
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.95% Series 2029 Convertible Preferred Shares		15,000,000	25.00
—	6.95% Series II 2029 Convertible Preferred Shares		30,000,000	25.00
September 30, 2023	Borrowings	150,350,000	–	–	2,984
—	Preferred Shares	59,900,000	–	–	147
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.00% Series 2029 Convertible Preferred Shares		20,000,000	25.00
September 30, 2022	Borrowings	113,150,000	–	–	3,004
—	Preferred Shares	49,900,000	–	–	139
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.00% Series 2029 Convertible Preferred Shares		10,000,000	25.00
September 30, 2021	Borrowings	98,150,000	–	–	3,227
	Preferred Shares	39,900,000	–	–	162
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
September 30, 2020	Borrowings	35,650,000	–	–	3,384
September 30, 2019	Borrowings	38,965,000	–	–	3,020
September 30, 2018	Borrowings	38,865,000	–	–	3,041
(a)	The asset coverage ratio for the Credit Facility is calculated by subtracting the Trust’s total liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
(b)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25).

Senior Securities Amount		$ 202,000,000	$ 204,050,000	$ 150,350,000	$ 113,150,000	$ 98,150,000	$ 35,650,000	$ 38,965,000	$ 38,865,000
Senior Securities Coverage per Unit	[1],[2]	$ 3,204	$ 3,248	$ 2,984	$ 3,004	$ 3,227	$ 3,384	$ 3,020	$ 3,041
Preferred Stock Liquidating Preference
Senior Securities, Note [Text Block]

The following table sets forth information about the Trust’s outstanding senior securities as of the end of each fiscal year since its inception:

Fiscal Period Ended	Title of Security	Total Principal Amount Outstanding	Aggregate Liquidation Preference	Liquidation Preference Per Share	Asset Coverage(a)(b)
September 30, 2025	Borrowings	$202,000,000	$–	$–	3,204
—	Preferred Shares	67,400,000	–	–	761
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.95% Series II 2029 Convertible Preferred Shares		27,500,000	25.00
September 30, 2024	Borrowings	204,050,000	–	–	3,248
—	Preferred Shares	84,900,000	–	–	200
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.95% Series 2029 Convertible Preferred Shares		15,000,000	25.00
—	6.95% Series II 2029 Convertible Preferred Shares		30,000,000	25.00
September 30, 2023	Borrowings	150,350,000	–	–	2,984
—	Preferred Shares	59,900,000	–	–	147
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.00% Series 2029 Convertible Preferred Shares		20,000,000	25.00
September 30, 2022	Borrowings	113,150,000	–	–	3,004
—	Preferred Shares	49,900,000	–	–	139
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
—	6.00% Series 2029 Convertible Preferred Shares		10,000,000	25.00
September 30, 2021	Borrowings	98,150,000	–	–	3,227
	Preferred Shares	39,900,000	–	–	162
—	6.50% Series 2026 Term Preferred Shares		39,900,000	25.00
September 30, 2020	Borrowings	35,650,000	–	–	3,384
September 30, 2019	Borrowings	38,965,000	–	–	3,020
September 30, 2018	Borrowings	38,865,000	–	–	3,041
(a)	The asset coverage ratio for the Credit Facility is calculated by subtracting the Trust’s total liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
(b)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25).

Senior Securities Averaging Method, Note [Text Block]		The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25).
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Trust seeks to achieve its investment objective by investing in a dynamically managed portfolio of opportunities primarily within the private credit markets. Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in floating rate credit instruments and other structured credit investments. “Managed Assets” means the total assets of the Trust, including assets attributable to the Trust’s use of leverage, minus the sum of its accrued liabilities (other than liabilities incurred for the purpose of creating leverage).

Risk Factors [Table Text Block]

Risks and Other Considerations

Investing involves risk, including the possible loss of principal and fluctuation in value.

The views expressed in these Questions & Answers reflect those of the portfolio managers only through the report period as stated on the cover. These views are expressed for informational purposes only and are subject to change at any time, based on market and other conditions, and may not come to pass. These views should not be construed as research, investment advice or a recommendation of any kind regarding the Trust or any issuer or security, do not constitute a solicitation to buy or sell any security, and should not be considered specific legal, investment or tax advice. The information provided does not take into account the specific objectives, financial situation, or particular needs of any specific investor.

The views expressed in this report may also include forward-looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass. Actual results or events may differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession, and interest rates. Neither XAI nor Octagon has any obligation to update or otherwise revise any forward-looking statements, including any revision to reflect changes in any circumstances arising after the date hereof relating to any assumptions or otherwise.

There can be no assurance that the Trust will achieve its investment objective or that any investment strategies or techniques discussed herein will be effective. The value of the Trust will fluctuate with the value of the underlying securities. Historically, exchange-listed closed-end funds often trade at a discount to their NAV.

Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

Risk Considerations

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Trust’s investment objective will be achieved. Exchange-listed closed-end fund shares may frequently trade at a discount or premium to their NAV. CLOs often involve risks that are different from or more acute than risks associated with other types of credit instruments and may be difficult to value or be illiquid. The value of CLOs may decrease if ratings agencies revise their ratings criteria and, as a result, lower the rating of a CLO in which the Trust has invested. Senior loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit quality debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Trust’s potential return and its risks; there is no guarantee a trust’s leverage strategy will be successful. The Trust’s shares are not guaranteed or endorsed by any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation.

Effects of Leverage [Text Block]

The Trust uses leverage to seek to enhance total return and income. The Trust may use leverage through (i) the issuance of senior securities representing indebtedness, including through borrowing from financial institutions or issuance of debt securities, including notes or commercial paper (collectively, “Indebtedness”), (ii) the issuance of preferred shares and/or (iii) reverse repurchase agreements, securities lending, short sales or derivatives, such as swaps, futures or forward contracts, that have the effect of leverage (“portfolio leverage”). The Trust currently intends to use leverage through Indebtedness and may use Indebtedness to the maximum extent permitted under the 1940 Act. Under the 1940 Act, the Trust may utilize Indebtedness up to 33 1/3% of its Managed Assets (specifically, the Trust may not incur Indebtedness if, immediately after incurring such Indebtedness, the Trust would have asset coverage (as defined in the 1940 Act) of less than 300% and the preferred asset coverage shall not be less than 200%).

NAV Per Share		$ 5.85
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 5 - CAPITAL TRANSACTIONS

Pursuant to the Trust’s Agreement and Declaration of Trust, the Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share.

The tables below provide information of the Trust's outstanding common shares of beneficial interest, par value of $0.01 per share ("Common Shares"), the Trust’s 6.50% Series 2026 Term Preferred Shares, par value of $0.01 per share, the Trust’s 6.95% Series 2029 Convertible Preferred Shares, par value of $0.01 per share and the Trust’s 6.95% Series II 2029 Convertible Preferred Shares, par value of $0.01 per share.

	Year Ended September 30, 2025	Year Ended September 30, 2024
Common shares outstanding - beginning of year	68,869,903	44,743,182
Common Shares issued in connection with the at-the-market offering	1,848,836	14,671,183
Common Shares issued in connection with a registered direct placement	-	3,546,854
Common Shares issued in connection with conversion from 6.00% Series 2029 Convertible Preferred Shares	-	2,876,677
Common Shares issued in connection with conversion from 6.95% Series 2029 Convertible Preferred Shares	2,218,785	2,172,264
Common Shares issued in connection with conversion from 6.95% Series II 2029 Convertible Preferred Shares	2,739,487	–
Common shares issued as reinvestment of dividends	477,580	859,743
Common shares outstanding - end of year	76,154,591	68,869,903
	6.50% Series 2026 Term Preferred Shares
	Year Ended September 30, 2025	Year Ended September 30, 2024
Preferred Shares outstanding - beginning of year	1,596,000	1,596,000
Preferred Shares converted	–	–
Preferred Shared issued in a privately negotiated direct purchase agreement	–	–
Preferred Shares outstanding - end of year	1,596,000	1,596,000
	6.95% Series 2029 Convertible Preferred Shares
	Year Ended September 30, 2025	Year Ended September 30, 2024
Preferred Shares outstanding - beginning of year	600,000	–
Preferred Shares converted	(600,000)	(600,000)
Preferred Shared issued in a privately negotiated direct purchase agreement	–	1,200,000
Preferred Shares outstanding - end of year	–	600,000
	6.95% Series II 2029 Convertible Preferred Shares
	Year Ended September 30, 2025	Year Ended September 30, 2024
Preferred Shares outstanding - beginning of year	1,200,000	–
Preferred Shares converted	(700,000)	–
Preferred Shared issued in a privately negotiated direct purchase agreement	600,000	1,200,000
Preferred Shares outstanding - end of year	1,100,000	1,200,000

The Board of Trustees is authorized to classify and reclassify any unissued shares into other classes or series of shares and authorize the issuance of shares without obtaining stockholder approval.

On June 4, 2024, the Trust entered into a Distribution Agreement with Paralel Distributors, LLC (the “Distributor”), pursuant to which the Trust may offer and sell up to 15,000,000 Common Shares, from time to time, through the Distributor, in transactions that are deemed to be “at-the-market” as defined in Rule 415 under the Securities Act of 1933. The minimum price on any day at which Common Shares may be sold will not be less than the then current net asset value per Common Share plus any commissions to be paid to the Distributor. The Trust’s at-the-market program, under the Foreside Agreement and the Distribution Agreement, resulted in shares issued and proceeds generated as follows:

	Year Ended September 30, 2025	Year Ended September 30, 2024
Common Shares Issued	1,848,836	14,671,183
Net Proceeds	$12,634,695	$102,639,781

On November 6, 2023, the Trust entered into a direct purchase agreement between the Trust and the purchasers listed therein to sell in a privately negotiated transaction up to 1,200,000 6.95% Series 2029 Convertible Preferred Shares at a price $23.25 per share. On February 14, 2024, February 28, 2024 and April 4, 2024, the Trust issued and sold to the purchasers 400,000, 400,000 and 400,000 6.95% Series 2029 Convertible Preferred Shares, respectively, for total gross proceeds (before deduction of offering expenses) of $27,900,000.

On February 1, 2024, the Trust entered into a direct purchase agreement between the Trust and purchasers listed therein to sell in a privately negotiated transaction, 3,546,854 common shares of the Trust at a price of $7.0485 per shares, for total gross proceeds of $25,000,000.

On June 10, 2024, the Trust entered into a direct purchase agreement between the Trust and the purchasers listed therein to sell in a privately negotiated transaction up to 1,800,000 6.95% Series II 2029 Convertible Preferred Shares at a price of $23.25 per share. On June 13, 2024, July 31, 2024, September 20, 2024, October 1, 2024 and October 10, 2024, the Trust issued and sold to the purchasers 400,000, 400,000, 400,000, 400,000 and 200,000 6.95% Series II 2029 Convertible Preferred Shares, respectively, for total gross proceeds (before deduction of offering expenses) of $41,850,000.

The Trust paid $186,924 in offering costs during the year ended September 30, 2025 relating to the at-the-market program and new preferred share offerings. Offering costs are charged to paid-in capital upon the issuance of common shares for the ATM program, and charged to offering expense over the life of the respective preferred share offerings. For the year ended September 30, 2025, the Trust deducted $14,190 of offering costs from paid-in capital. The Statement of Assets and Liabilities as of September 30, 2025 reflect $650,287 of deferred offering costs outstanding.

Risk Considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk Considerations

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Trust’s investment objective will be achieved. Exchange-listed closed-end fund shares may frequently trade at a discount or premium to their NAV. CLOs often involve risks that are different from or more acute than risks associated with other types of credit instruments and may be difficult to value or be illiquid. The value of CLOs may decrease if ratings agencies revise their ratings criteria and, as a result, lower the rating of a CLO in which the Trust has invested. Senior loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit quality debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Trust’s potential return and its risks; there is no guarantee a trust’s leverage strategy will be successful. The Trust’s shares are not guaranteed or endorsed by any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation.

Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 67,400,000	$ 84,900,000	$ 59,900,000	$ 49,900,000	$ 39,900,000
Senior Securities Coverage per Unit	[1],[2]	$ 761	$ 200	$ 147	$ 139	$ 162
Preferred Stock Liquidating Preference
Series 2026 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference		25	25	25	25	$ 25
Series II 2029 Convertible Preferred Shares [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference		$ 25	25
Series 2029 Convertible Preferred Shares [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference			$ 25	$ 25	$ 25

[1]	The asset coverage ratio for a class of senior securities representing stock is calculated as the Trust’s total assets, less all liabilities and indebtedness not represented by the Trust’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a liquidation preference of $25).
[2]	The asset coverage ratio for the Credit Facility is calculated by subtracting the Trust’s total liabilities and indebtedness not represented by senior securities from the Trust’s total assets, dividing the result by the aggregate amount of the Trust’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.